Business segment information - Asset impairment (Details) $ in Millions		12 Months Ended							24 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended	300 Months Ended
	Jan. 01, 2032	Dec. 31, 2050 $ / MMBTU $ / bbl	Dec. 31, 2040 $ / MMBTU $ / bbl	Dec. 31, 2027 $ / MMBTU	Dec. 31, 2026 $ / MMBTU	Dec. 31, 2025 USD ($) $ / bbl $ / t	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2030 $ / MMBTU	Dec. 31, 2030 $ / bbl	Dec. 31, 2031 $ / t	Dec. 31, 2025	Dec. 31, 2050 $ / bbl
Asset impairment
Asset impairments recorded in operating income						$ (1,162)
Asset impairments recorded in net income, TotalEnergies share						$ (1,156)	$ (1,977)	$ (2,166)
Post-tax discount rate (as a percent)						7.00%	7.00%	8.00%				7.00%
United States
Asset impairment
Percentage of oil global supply increases												90.00%
Minimum
Asset impairment
Oil price | $ / bbl						60
Pre-tax discount rate (as a percent)						7.00%						7.00%
Maximum
Asset impairment
Oil price | $ / bbl						70
Pre-tax discount rate (as a percent)						14.00%						14.00%
Forecast
Asset impairment
Oil price | $ / bbl		25.7	50							70			51.8
CO2 price | $ / t											100
Annual percentage of inflation in CO2 price	2.00%
Forecast | United States
Asset impairment
Gas price | $ / MMBTU		2.3	3	3	3.4
Forecast | Europe
Asset impairment
Gas price | $ / MMBTU		4.1	8		9.7				6.5
Forecast | Asia
Asset impairment
Gas price | $ / MMBTU		5	9		10.7				7.5
Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%						1.00%
Reasonably possible increase in key assumption (as a percent)						1.00%						1.00%
Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						10.00%						10.00%
Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						20.00%						20.00%
CO2 prices
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
CO2 cost applied to future scope 1 and 2 emissions in sensitivity scenario | $ / t						200
Exploration & Production
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (200)	$ (982)	$ (881)
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%						1.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ 0
Reasonably possible increase in key assumption (as a percent)						1.00%						1.00%
Impact on net income, TotalEnergies share, from increase in key assumption						$ (500)
Exploration & Production | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						10.00%						10.00%
Oil price in sensitivity scenario | $ / bbl						47
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (600)
Exploration & Production | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						20.00%						20.00%
Oil price in sensitivity scenario | $ / bbl						41
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (2,600)
Exploration & Production | CO2 prices
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
CO2 cost applied to future scope 1 and 2 emissions in sensitivity scenario | $ / t						200
Impact on net income, TotalEnergies share, from change in key assumption						$ (200)
Integrated LNG
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (50)		(124)
Integrated LNG | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%						1.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ 0
Reasonably possible increase in key assumption (as a percent)						1.00%						1.00%
Impact on net income, TotalEnergies share, from increase in key assumption						$ (600)
Integrated LNG | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						10.00%						10.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (2,000)
Integrated LNG | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						20.00%						20.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (6,600)
Integrated LNG | CO2 prices
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
CO2 cost applied to future scope 1 and 2 emissions in sensitivity scenario | $ / t						200
Impact on net income, TotalEnergies share, from change in key assumption						$ (800)
Integrated Power
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (656)	$ (965)	(773)
Integrated Power | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%						1.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ 0
Reasonably possible increase in key assumption (as a percent)						1.00%						1.00%
Impact on net income, TotalEnergies share, from increase in key assumption						$ (300)
Refining & Chemicals
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (200)		(273)
Refining & Chemicals | Discount rate
Asset impairment
Reasonably possible increase in key assumption (as a percent)						1.00%						1.00%
Impact on net income, TotalEnergies share, from increase in key assumption						$ 0
Refining & Chemicals | Refining margins
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						10.00%						10.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (800)
Marketing & Services
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (50)		$ (115)